DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED REVENUE
Schedule of deferred revenue

	Gold prepay	Silver stream
	arrangements	arrangement	Total
At December 31, 2023	$—	$8,176	$8,176
Accretion expense	—	489	489
At December 31, 2024	—	8,665	8,665
Prepayments received	384,402	—	384,402
Gold delivered	(117,013)	—	(117,013)
Accretion expense	24,460	487	24,947
At December 31, 2025	$291,849	$9,152	$301,001

Current	$125,354	$—	$125,354
Non-current	166,495	9,152	175,647
	$291,849	$9,152	$301,001

Schedule of deliveries

	2025	2024
Ounces delivered into the prepay agreements	40,246	—
Revenue recognized	$117,013	$—